VC is now public

Sweater is the first platform making venture capital accessible to anyone. Launch your own fund powered by Sweater or invest today with Sweater's very own Cashmere Fund.

Join Cashmere

Launch Your Fund

Download on the App Store

GET IT ON Google Play


9:41
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Founding Member • #234
Good afternoon, Stacy!
$5,127
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Powering Public VC Funds

Request details

Sweater's Platform allows partners to raise venture capital funds from both accredited and non-accredited retail investors.


02:25

Sweater has shaped the future of venture capital

We've spent the last 5 years unlocking the VC asset class for retail investors. Now we are doing the same for those looking to tap into their own communities and give their audience courtside seats to investing in startups.

How is a Public VC fund different from a traditional VC fund?

SWEATER PUBLIC VC FUND	TRADITIONAL PRIVATE VC FUND
✓ Unlimited number of investors	Limited number of LPs
✓ No accreditation requirement	Accredited investors only
✓ Evergreen (no fixed end date)	7-10 year lifespan
✓ Controlled liquidity options	Little to no liquidity options
✓ No minimum to invest	LP check size often >$500,000
✓ Modern investing experience	Limited electronic infrastructure

Launch a Public VC Fund to your own community

Sweater offers turnkey fund management, from fund launch to full fund operations, using our modern tech stack and APIs to seamlessly unlock venture capital access for the mass retail market.

Leverage our all-in-one solution from capital raising to capital deployment

Leverage our all-in-one solution from capital raising to capital deployment

NAVIGATE FUND REGISTRATION WITH EASE

Sweater helps you design a Public VC fund specific for your audience and manages the registration and regulation on your behalf.

LAUNCH WITH BEST-IN-CLASS TECHNOLOGY

Easily raise capital from investors with our customized investor portal or launch in your own app using Sweater's APIs.

FOCUS ON FUNDRAISING & CAPITAL DEPLOYMENT

Sweater acts as your operational partner to manage compliance, tax, audit, valuation and investor relations at scale.

Sweater's **investor app** provides a seamless web-based investing experience for your community.

Sweater's **partner manager portal** allows partners to actively manage performance.

FAQs

Will my fund be hosted on Sweater's platform or can we whitelabel it? ›

Is this fund structure taking advantage of any loopholes? ›

What types of partners are a good fit for the partner fund program? ›

What do you look for in a qualified partner? ›

How long does it take to launch a public VC fund? ›

Ready to get started?

Schedule a call with our team to see how your community can shape the future of tomorrow.

First Name

Last Name

Email

Phone

Name of business

Select your community size...

Select your anticipated fund AUM size...

Request details

Ready to get started?

Schedule a call with our team to see how your community can shape the future of tomorrow.

First Name

Last Name

Email

Phone

Name of business

Select your community size...

Select your anticipated fund AUM size...

Request details

We believe the VC community can shape the future, and the right to shape the future belongs to everyone.

Why Venture Capital?



Venture has a track record of outperforming other asset classes
Average Annualized Returns (%)
30%
20%
10%
6.45%
12.25%
12.45%
17.33%
20.50%
26.33%
Real Estate
Russell 2000
Private Debt
S&P 500
Venture
Venture Early Stage

The Private Capital Quarterly Index calculates the quarter-to-quarter changes in the returns on invested capital. This chart shows the average annualized returns over the past 15 years.

Potential for Higher Returns

Venture capital has consistently produced higher returns compared to other asset classes.

Supporting Innovation

Many of the companies we use every day are a result of venture capital funding and now you can support the companies of tomorrow.

Portfolio Diversification

Venture capital can be a way to diversify your investment portfolio. It's a distinct asset class that doesn't always move in lockstep with traditional investments like stocks and bonds.

How the Cashmere Fund Works

The Cashmere Fund is a fully managed venture capital fund that pools capital from thousands of everyday people and invests it into emerging technology and product companies poised for growth.

- $500 minimum
- Expertly crafted portfolio
- Full due diligence
- Safe and secure


9:41
Venture 101
Unthreading Venture Capital
Learn more about venture investing & Sweater's philosophy in the new era of venture.
What is Sweater?
Sweater's Philosophy
Dashboard
Venture 101
Portfolio
Disruptors

Venture Investing Simplified

The Sweater app opens the door for **everyone** - accredited or not - to the most exclusive asset class out there. Just choose an upfront investment that works for you, and we take it from there.

- Venture 101
- Fully Managed
- Grow you Position
- Evergreen


VENTURE 101

Engaging in-app content covering everything you need to know in the world of venture capital.

Engaging in-app content

Whether you are an expert in Venture Capital or just getting started, our Venture 101 course will bring you up to speed with everything you need to know in the world of venture investing.

See the Cashmere Fund portfolio companies



OROS Labs

Industry

Materials Science

Read more



SweatPals

Industry

Consumer Technology

Read more


Beem
Explore

Beem

Industry

Fintech

Read more



Hikerkind

Industry

Apparel

Read more

Get Started


Yet that's why 99% of us aren't allowed to invest

sweater_vc
Original audio

sweater_vc 54w

Being excluded because you're not rich enough is super condescending.

Yet that's why 99% of us aren't allowed to invest in startups.

Sweater was created to tear down those walls. We believe everyone deserves the chance to invest in their future.

Working WITH the SEC, now anyone can invest in a venture capital fund.

We're passionate about building a tight-knit community where you have the chance to connect with and support

View insights

Boost reel

96 likes

March 2, 2023

Add a comment...


we opened up
the most exclusive asset class

sweater_vc
Original audio

sweater_vc 48w
Exactly one year ago today, we opened up the most exclusive asset class, Venture Capital, to EVERYONE through Sweater's Cashmere Fund! To celebrate this milestone, we're raffling off a basket of products from our portfolio companies.

To enter, all you have to do is:
1. Follow us on Instagram: @sweater_vc
2. Like this post
3. Tag at least two friends in the comments

Good luck! #sweaterweather

View insights

Boost reel

277 likes
April 13, 2023

Add a comment...


Cara Morphew
Partner
I'm a partner at Sweater and I'm excited to share more about why we invested in

sweater_vc
Original audio

...

sweater_vc 34w
We are delighted to share the Sweater Cashmere Fund's latest investment into @guesthouseshop – a company that stages homes you can shop, completely automating the staging process for real estate agents while enabling turnkey homeownership by allowing anyone to purchase fully-furnished homes on the market in person or online.

kevincox14 34w
I'm assuming Guest House owns the furniture and a person in an open house could buy a piece they liked even if they didn't end up buying the home?

View insights

Boost reel

49 likes
July 18, 2023

Add a comment...

r/Sweater_Ventures · 9 mo. ago
davidvargasSweater

Discover Our Story: Why is Sweater UNIQUE?🤯🌏

Official Message


SWEATER
About four years ago,
I went out to start my own venture fund,

2 · 0 · Share


Meet the Team
AFTER.COM
Simplicity When You Need It Most
Cremation services and prepaid cremation plans that provide you with everything you need, but nothing you don't.

sweater_vc ...

sweater_vc 62w
Meet the @afterdotcom Team!

We love our portfolio companies and the innovation they bring to their industries.

When it comes to death, we all have experienced the loss of a loved one or friend. And during that time of grieving, making arrangements is often unnecessarily frustrating.

The end-of-life industry has not advanced into the world of software.

After.com, a "Death Tech" company, aims to simplify the process so loved

View insights | Boost post

45 likes
January 6, 2023

Add a comment...

Sweater
Published by Lorri Kane · February 7, 2023 ·

Stitched In: Excited to announce our Investment into Last Gameboard

Bringing humanity back to gaming.

The Last Gameboard is behind the revolutionary "Gameboard" - a touchscreen device for social gaming that enhances your tabletop gaming experience.

With its custom OS, patented methods of integrating physical game pieces, and a passionate and devoted team, Gameboard is poised to be the leader in the digital revolution of tabletop gaming.

The industry is shifting towards digital enablement, and Gameboard is positioned to lead the way with its innovative approach to traditional tabletop games.

Co-Founder and CEO Shail Mehta has gathered top-tier talent, influential investors and advisors, and secured key relationships to bring this unique product to market.

We believe that the timing is right for Gameboard to own the digital revolution of tabletop gaming, and we're excited to see what the future holds for this passionate and devoted team.

Check out the video from Danny for more information.
https://www.youtube.com/watch?v=818IHCp0ick

Then head to the app to check out all the details!
https://www.sweaterventures.com/signup

#venturecapital #vc #investing #startup #mugshot #sweaterweather #privateequity #alternativeassets

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling 1-888-577-7987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


GAMEBOARD
sweater

Sweater

Published by Instagram · January 6, 2023 ·

Meet the @afterdotcom Team!

We love our portfolio companies and the innovation they bring to their industries.

When it comes to death, we all have experienced the loss of a loved one or friend. And during that time of grieving, making arrangements is often unnecessarily frustrating.

The end-of-life industry has not advanced into the world of software.

After.com, a "Death Tech" company, aims to simplify the process so loved ones can focus on healing.

We asked the Team at After.com 3 questions to get to know them better:

1. What is your favorite book? (it doesn't have to be business)

2. What did you want to be when you "grew up?"

3. What advice would you give yourself from 5 years ago?

Check out their answers and then head to our portfolio in our bio to learn more about After, their services, the other companies Sweater has invested in and how you can make an investment to support businesses built for the everyday investor.

#sweaterweather
#deathcare
#investing
#meettheteam

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling tel:18885777987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund
Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.


Meet the Team
AFTER.COM
Simplicity When You Need It Most
Cremation services and prepaid cremation plans that provide you with everything you need, but nothing you don't.


WESLEY EAMES
1. How will you measure your life - Clayton Christensen
2. Business owner; like my father and grandfather
3. Be patient. Consistent effort compounds faster than you realize.

Sweater

11,508 followers

4d •

The March edition of The Spool is out now! This month learn about startup exits beyond IPOs, celebrate Cashmere Fund portfolio company news, and explore new job opportunities. Plus, meet Kristin Olszewski, Founder & CEO of Nomadica.

Happy reading!

The Spool

🧵 The Spool - March 2024

Sweater on LinkedIn • 5 min read

Happy March! We have a great edition of The Spool in store for you today - it's a 4-minute r...

Sweater
11,508 followers
1mo •

Happy February! In this month's edition of The Spool, we explore the growing influence of retail investors in the financial world and their transformative impact on alternative assets like venture capital. Plus check out exciting updates from Cashmere Fund portfolio companies, job openings and get to know Salar Shahini, co-founder and CEO of SweatPals.

The Spool

🧵 The Spool - February 2024

Sweater on LinkedIn • 4 min read

Happy February! We have a great edition of The Spool in store for you today - it's a 4-minut...

Sweater
11,508 followers
2mo •

Happy Wednesday! The Spool is kicking off 2024 with a note from our Founder & CEO Jesse Randall, plus sharing Cashmere Fund portfolio updates, job openings and more.

#sweater #venturecapital #thespool

The Spool

THE SPOOL

🧵 **The Spool - January 2024**

Sweater on LinkedIn • 4 min read

Happy January! We have a great edition of The Spool in store for you today - it's a 4-minute...

Sweater
11,508 followers
3mo •

'Tis the season for exciting updates! We have a fantastic edition of The Spool in store for you to end 2023 on a high note. Dive into the latest portfolio company updates, discover exciting job opportunities, and get to know EarlyBird's co-founder and CEO, Jordan Wexler. Ready to explore? Read the newsletter now and let us know your favorite part in the comments below!

#sweater #venturecapital #thespool

The Spool

THE SPOOL

🧵 **The Spool - December 2023**

Sweater on LinkedIn • 5 min read

Happy December! We have a great edition of The Spool in store for you today - it's a 6-minu...

Sweater
11,508 followers
4mo •

Thrilled to share that our portfolio company, EarlyBird, just announced their $4.5M Seed Extension. Congrats to Jordan Wexler, Caleb Frankel, and the whole team on this huge milestone!



Jordan Wexler • Following
Co-Founder - CEO at EarlyBird
4mo •

💰🚨💰 EarlyBird Funding Announcement 💰🚨💰

At a time when we were literally told by many; "I am sorry but in tl ...see more


Augie

EarlyBird raises $4.5M, partially from its users, to scale its investment gifting platform for families

techcrunch.com • 3 min read

Sweater
11,508 followers
4mo •

Happy November! We have a great edition of The Spool in store for you this month. We're diving into the World of Valuations and covering Venture News, Job Openings, and More!

#sweater #venturecapital #thespool

The Spool

THE SPOOL

🧵 The Spool - November 2023

Sweater on LinkedIn • 5 min read

Happy November! We have a great edition of The Spool in store for you today - it's a 5-minu...

Sweater
11,508 followers
5mo •

Happy October! We have a great edition of The Spool in store for you today. We're covering Venture News, Job Openings, and More!

#sweater #venturecapital #thespool

The Spool

THE SPOOL

🧵 The Spool - October 2023

Sweater on LinkedIn • 6 min read

Happy Tuesday! We have a great edition of The Spool in store for you today - it's a 5-minute...

Sweater
11,508 followers
6mo •

In case you missed it earlier this week. We cover some exciting updates in this month's edition of The Spool!

#sweater #venturecapital #thespool

The Spool


THE
SPOOL

The Spool 🧵 - September 2023

Sweater on LinkedIn • 6 min read

Happy September! We have a great edition of The Spool in store for you today - it's a 5-min...

Sweater
11,508 followers
7mo •

Join us today at 12:30pm MDT as Cara Morphew, Partner, and Robin Riddell, Director of Fund Operations & Valuation, review Q2 2023 and answer your questions live.

#sweater #venturecapital



The Cashmere Fund
Q2 Quarter in Review
Join us at 12:30pm MDT
Link to join in the comments!
sweater

Sweater
11,508 followers
9mo •

Listen to Sweater CEO Jesse Randall discuss how we made it possible for anyone to invest in venture capital!

#venturecapital #founderstories #sweater

Startup Savant
2,054 followers
9mo •

Most of us don't have $500,000 laying around to invest in a VC fund. With Sweater, you don't need it.

Sweater founder and CEO Jesse Randall joined Ethan Peyton on the podcast this week to discuss how his startup is making it possible for anyone to invest in a venture capital fund and the bold marketing campaign that built a 60,000 person waitlist for it.

Find your favorite podcatcher: https://lnkd.in/g8k4Cp53

Or, watch the interview with Jesse here: https://lnkd.in/g9iuXRpC

#podcast #venturecapital #ceo #startup



Startup Podcast - Interview with Sweater Ventures

startupsavant.com • 2 min read

Sweater
11,508 followers
9mo •

Reminder to tune in TOMORROW at 3:30pm (MST) on Sweater's Instagram Live for this in-depth conversation and interactive Q&A session!

Sweater
11,508 followers
10mo •

Mark your calendars and set your alarms for June 13th at 3:30pm (MST), as Cash Allred goes live on Sweater's Instagram with Wyndly (YC W21) co-founders Aakash Shah and Manan Shah for an in-depth conversation and live Q&A.

You'll get the chance to hear firsthand about their experiences, how Wyndly is disrupting the healthcare space, and ask the founders questions directly.


Join us!
sweater
x
WYNDLY
For a live discussion and
interactive Q&A on Sweater's Instagram
Tuesday, June 13th @ 3:30pm (MST)

Sweater
11,508 followers
10mo •

Mark your calendars and set your alarms for June 13th at 3:30pm (MST), as Cash Allred goes live on Sweater's Instagram with Wyndly (YC W21) co-founders Aakash Shah and Manan Shah for an in-depth conversation and live Q&A.

You'll get the chance to hear firsthand about their experiences, how Wyndly is disrupting the healthcare space, and ask the founders questions directly.


Join us!
sweater x
WYNDLY
For a live discussion and
interactive Q&A on Sweater's Instagram
Tuesday, June 13th @ 3:30pm (MST)

13

1 repost

Sweater
11,508 followers
11mo •

Barnburner is back in partnership with FounderMade!! Apply now for a chance at joining us in NYC to pitch your company. The winner will receive a quarter million dollar VC investment! Applications close May 12th, so apply before it's too late! https://lnkd.in/gNyQubCN #barnburner #venturecapital #founder #sweaterweather


BARNBURNER
by sweater
X
FOUNDERMADE
Apply now to earn a
$250k VC investment
Applications close
this week!

Sweater

11,508 followers

11mo •

Happy Tuesday! We have a great edition of The Spool in store for you today - it's a 3-min. read.

Don't Miss Our Q1 2023 Update, Meet Mei Lin Ng Co-Founder & CEO of Hearth Display, plus new upcoming events & no more transaction fees!

The Spool

THE SPOOL

The Spool - May 2023

Sweater on LinkedIn • 4 min read

Happy Tuesday! We have a great edition of The Spool in store for you today - it's a 3-min. re...

Sweater
11,508 followers
1yr •

The Spool is now on LinkedIN!

Sweater's Newsletter brings all the juicy details on everything going on in the Sweater Community—that means news from our fantastic portfolio companies, the broader network of founders around the country, our Tight-knit Members far and wide, our incredible team, and YOU!

Make sure you subscribe to get the monthly updates!

The Spool


THE
SPOOL

Sweater's The Spool Now on LinkedIn

Sweater on LinkedIn • 8 min read

Happy Tuesday! We have a great edition of The Spool in store for Financial Literacy Month a...

r/Sweater_Ventures · 9 mo. ago
davidvargasSweater

The Cashmere Fund - Q1 2023 Review

Cashmere Fund


The Cashmere Fund
Q1 2023 Update
sweater

sweaterventures.com

Open

r/Sweater_Ventures · 9 mo. ago
davidvargasSweater

Welcome to the Official Subreddit of Sweater Ventures! - The VC Fund For Everyone!

Official Message

sweater

Hello and a warm welcome to all the avid investors and entrepreneurial enthusiasts out there! We're thrilled to introduce you to our new subReddit, dedicated to supporting and informing our community about all the events, news, portfolio changes and everything related to the Cashmere Fund and Sweater as a company.

Get ready to embark on a journey that brings investment opportunities, innovation, and growth to the fingertips of retail investors like never before!

At r/Sweater_Ventures, we aim to create a thriving hub where individuals passionate about venture investing can come together to share knowledge, experiences, and insights about the Cashmere Fund (The first VC fund where non-accredited investors can invest). Here, you'll find a supportive community of like-minded individuals who are eager to explore the untapped potential of venture capital from a retail investor's perspective.

But what sets us apart, you may wonder? Well, we're here to introduce something groundbreaking—a venture capital fund designed exclusively for retail investors. That's right, for the first time, we're opening the doors to a realm that was once accessible only to institutional investors and high-net-worth individuals. Now, retail investors can actively participate in the growth of promising startups, innovative technologies, and emerging industries.

Whether you're a seasoned investor looking to diversify your portfolio or an aspiring entrepreneur seeking funding for your groundbreaking idea, r/Sweater_Ventures is the place to be. We encourage you to engage in vibrant discussions, ask questions, share success stories, seek advice, and learn from others who are just as passionate about retail venture capital as you are.

We're excited to have you here as we embark on this groundbreaking venture together. Join us in shaping the future of retail venture capital!

Disclaimer: Please note that any investment involves risk, and the content shared within this community should not be considered as financial advice. Always do your own research and consult with a professional advisor before making any investment decisions.

u/davidvargasSweater · 8 mo. ago

We are thrilled to share our LATEST investment into Cabinet Health! 🚀✨ More info the portfolio section of our web!



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r/Sweater_Ventures • 7 mo. ago
davidvargasSweater

Post of the week!✨The Cashmere Fund - Q2 2023 Quarter in Review

Cashmere Fund


March
April
sweater
Q2
2023
April
May
June
Your quarterly update on the Cashmere Fund

sweaterventures.com

Open

1 0 Share

Approved 4 months ago

r/Sweater_Ventures · 6 mo. ago
davidvargasSweater

In case you missed it earlier this week. We cover some exciting updates in this month's edition of The Spool! - Join us and be aware of all the news in our community!

linkedin.com

Open

1 · 0 · Share

Approved 4 months ago

r/Sweater_Ventures · 4 mo. ago
GeorginaFromSweater

Happy November! We have a great edition of The Spool in store for you this month. We're diving into the World of Valuations and covering Venture News, Job Openings, and More!

linkedin.com

Open

2 · 0 · Share

Approved 4 months ago

r/Sweater_Ventures • 4 mo. ago
GeorginaFromSweater

'Tis the season of giving, and what better way to celebrate than by giving thoughtful gifts that bring joy to your loved ones but also support innovative and thriving startups?

Check out our Holiday Gift Guide for the perfect presents that blend the spirit of the season from Cashmere Fund portfolio companies, including those invested in via Curate Capital and Ganas Ventures. Looking for something Sweater themed? We're running a sale on all Sweater merch today. Enter code "ShapeTheFuture" for 75% off your entire order!

3 | 0 | Share

Approved 4 months ago

r/Sweater_Ventures · 5 days ago
GeorginaFromSweater

The March edition of The Spool is out now!

This month learn about startup exits beyond IPOs, celebrate Cashmere Fund portfolio company news, and explore new job opportunities. Plus, meet Kristin Olszewski, Founder & CEO of Nomadica.

Happy reading!

1 · 0 · Share

Reels

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Sweater
Public
We want to celebrate
this milestone with you.
Exactly one year ago today, we opened up the most exclusive asset class, Venture Capital, to EVERYONE through Sweater's Cashmere Fund! To celebrate t...
See more
Sweater · Original audio

5

Sweater
Public

Exactly one year ago today, we opened up the most exclusive asset class, Venture Capital, to EVERYONE through Sweater's Cashmere Fund! To celebrate this milestone, we're raffling off a basket of products from our portfolio companies.

To enter, all you have to do is:
1. Follow us on Instagram: @sweater_vc
2. Like this post
3. Tag at least two friends in the comments

Good luck! **#sweaterweather See less**

Boost reel

Write a comment...

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Sweater
Public


Now anyone can invest
in a venture capital fund

Being excluded because you're not rich enough is super condescending.

Yet that's why 99% of us aren't allowed to invest in startups.... See more

7

1

Sweater
Public

Being excluded because you're not rich enough is super condescending.

Yet that's why 99% of us aren't allowed to invest in startups.

Sweater was created to tear down those walls. We believe everyone deserves the chance to invest in their future.

Working WITH the SEC, now anyone can invest in a venture capital fund.

We're passionate about building a tight-knit community where you have the chance to connect with and support passionate founders and other members who share your values and vision for the future.

Join us and become part of something truly transformative.

Invest in your future AND be a part of the change you want to see in the world.

#venturecapital #shapethefuture #startup #sweaterweather #startupcommunity #investormindset

.

.

.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund and can be obtained by calling tel:18885777987 or by visiting the Fund's website at https://www.sweaterventures.com/cashmerefund. Please read the prospectus carefully before investing. All investments involve risks, and past performance is no guarantee of future results.

See less

Boost reel

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Sweater
Public


Guest House
Their move-in ready interiors can be purchased by any home

We are delighted to share the Sweater Cashmere Fund's latest investment into @guesthouseshop – a company that stages homes you can shop, completely au... **See more**

Sweater · Original audio Sweater · Origina

Create reel

3

Sweater
Public

We are delighted to share the Sweater Cashmere Fund's latest investment into @guesthouseshop – a company that stages homes you can shop, completely automating the staging process for real estate agents while enabling turnkey homeownership by allowing anyone to purchase fully-furnished homes on the market in person or online. **See less**

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sweater
Good afternoon, Benjamin!
$1,021.25
Next you simply enter how much you would like like to invest

07 / 0:27

Sweater
Published by Lorri Kane · March 15, 2023 ·

Investing in Startups have never been easier

No longer reserved for only the elite, the power of the future is literally in the palm of your hand.

Venture Capital - supporting innovative and exciting new companies that have the potential to make a real difference in the world has never been more simple.

Take that first step and explore the exciting world of startup investing today!

#startups #investinyourfuture #smallbusiness #entreprenuer
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WYNDLY
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1:55

Why Sweater invested into Wyndly
Sweater
a year ago · 192 views


LIVE

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4 minutes ago

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FINTECH TV
SWEATER AIMING TO MAKE VENTURE CAPITAL MORE ACCESSIBLE
Daily Download
NEW YORK STOCK
FINT

0:06 / 0:30

Sweater
Published by Lorri Kane · March 10, 2023 ·

Invest in your future

Venture capital - a world of opportunity where innovative ideas are brought to life and change the world as we know it.

But until now, it's been a locked secret club for only the wealthy.

Sweater is the first mobile app VC fund that allows anyone, regardless of wealth, to invest in startups with as little as $500.

As Henry Ford said: If everyone is moving forward together, then success takes care of itself.

We see founders put their heart and soul into their ideas and the Sweater community being built around them supporting their success is
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Why Sweater invested into Wyndly
Sweater
a year ago · 192 views
1:55

Volvamos a Dios Huara...

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SWEATER VENTURES
sweater
FOX BUSINESS
11:48A MT
'FUND FOR EVERYONE'
APP OFFERS INVESTORS ACCESS TO VENTURE CAPITAL MARKET
THE BIG MONEY SHOW
DOW
34,131.29
114.64
-0.33%
NAS 11,914.41 22.62
RUSS 2K 1,938.01 3.13 -0.16%
LAST TRADES FIDELITY NATL INFORMATION SERV (FIS) 67.58 1.57

0:08 / 4:15

Sweater
Published by Lorri Kane ·
February 14, 2023 ·

Sweater and The Big Money Show

Frustrated that you've been locked out of venture capital?

Curious about how it ACTUALLY works?

Jesse Randall's appearance on The Big Money Show on Fox Business Network provided us with a platform to address some tough questions pertaining to startup investments like:

- Don't most startups fail? How do we assess the risk/return?
- How do we pick the companies we invest in?
- And why is Jesse not wearing a sweater??

Okay, they didn't ask the last one but we figure it would raise a few eyebrows. 😀

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WYNDLY
sweater
1:55

Why Sweater invested into Wyndly
Sweater
a year ago · 192 views

Volvamos a Dios Huara...

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sweater
Wyndly's doctors train your immune system
to ignore its already triggers and their

10 / 1:54

Sweater and **Wyndly**
Published by Lorri Kane ·
February 10, 2023 ·

Why Sweater invested into Wyndly

promo code SWEATERFED to take advantage of this limited-time offer or share it with someone you know.

Check out this video and head to the blog post to learn more about this investment! https://www.sweaterventures.com/portco/wyndly

#venturecapital #vc #investing #startup #sweaterweather #privateequity #alternativeassets

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Investors should carefully consider the investment objectives, risks, charges, and

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sweater
Wyndly's doctors train your immune system
to ignore its already triggers and their

sweater_vc
Original audio

sweater_vc Edited • 57w

Stitched In Alert! We are so proud to announce our investment in @wyndlyhealth

Allergy care is ripe for disruption and Wyndly is leading the charge with their top-of-the-care treatment for patients at home, without the need for weekly in-clinic shots.

Train your immune system to ignore its allergy triggers. Using clinically proven medications, Wyndly is increasing access to allergy immunotherapy.

We invested in Wyndly because we

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February 10, 2023

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FOX BUSINESS
LIVE
'FUND FOR EVERYONE'
APP OFFERS INVESTORS ACCESS TO VENTURE CAPITAL MARKET
THE BIG MONEY SHOW
DOW
34,130.09
115.84
-0.34%
DOW 34,130.15 115.78 -0.34% | S&P 500 4,134.53 2.76 -0.07%
LAST TRADES (LNC) 34.61 0.46 | PACWEST BANCORP (PACW)

sweater_vc
Original audio

sweater_vc Edited • 56w
Frustrated that you've been locked out of venture capital?

Curious about how it ACTUALLY works?

Jesse Randall's appearance on The Big Money Show on Fox Business Network provided us with a platform to address

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360 likes

February 14, 2023

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THE LAST
GAMEBOARD
The device brings tech-enabled innovation
to any form of tabletop gaming

sweater_vc
Original audio

sweater_vc Edited • 57w
Stitched In: Excited to announce our Investment into @lastgameboard

Bringing humanity back to gaming.

The Last Gameboard is behind the revolutionary "Gameboard" - a touchscreen device for social gaming that enhances your tabletop gaming experience.

With its custom OS, patented methods of integrating physical game pieces, and a passionate and devoted team, Gameboard is poised to be the leader in the digital revolution of tabletop gaming.

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February 7, 2023

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1:18
App Store
One-time investment
Make a one-time investment into the Sweater Cashmere Fund.
One-time investment
$50
Est. number of Shares - 2.45

sweater_vc
Original audio

sweater_vc 52w
No longer reserved for only the elite, the power of the future is literally in the palm of your hand.

Venture Capital - supporting innovative and exciting new companies that have the potential to make a real difference in the world has never been more simple.

Take that first step and explore the exciting world of startup investing today!

#startups #investinyourfuture #smallbusiness #entreprenuer

aj_wolko 52w

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March 15, 2023

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FINTECH
JESSE RANDALL
CEO & CO-FOUNDER, SWEATER VENTURES
Daily Download

sweater_vc
Original audio

sweater_vc 53w
Venture capital - a world of opportunity where innovative ideas are brought to life and change the world as we know it.

But until now, it's been a locked secret club for only the wealthy.

Sweater is the first mobile app VC fund that allows anyone, regardless of wealth, to invest in startups with as little as $500.

As Henry Ford said: If everyone is moving forward together, then success takes care of itself.

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March 10, 2023

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← **Post**

Sweater Ventures reposted



Alex Lieberman
@businessbarista

···

This startup is trying to make Venture Capital less condescending.

Time to rate their pitch 1 to 10. Let's go.


Let's do it.
0:10 / 1:52

Sweater Ventures @SweaterVentures · Jan 20, 2023

She brings a special energy to every conversation.
We love her knowledge, skills and enthusiasm for supporting the startup ecosystem, especially female founders!

Be sure to follow her and learn more about our investment into Curate Capital here:

sweaterventures.com
Sweater - Curate Capital
A VC fund accelerating the success of companies by women for women

257

Sweater Ventures @SweaterVentures · Feb 7, 2023

Stitched In: Excited to announce our Investment into @LastGameboard!
We believe that the timing is right for Gameboard to own the digital revolution of tabletop gaming
Then head to the app to check out all the investment details!
sweaterventures.com/signup


GAMEBOARD
today why we invested
in The Last Gameboard.
1:40

1 4 932

Sweater Ventures
@SweaterVentures

We are proud to announce our investment in @wyndlyhealth and join the mission to revolutionize the allergy care industry!

Wyndly is offering 20% off their allergy treatment until March 1, 2023!
Use promo code SWEATERFEB
#founders #vc #investing #startup #alternativeassets


WYNDLY
sweater
Wyndly provides a convenient and affordable way to fix your allergies forever.
1:47

9:27 AM · Feb 10, 2023 · **1,396** Views

Sweater Ventures @SweaterVentures · Mar 10, 2023

VC- a world of opportunity where ideas are brought to life and change the world as we know it.
Until now, it's been a locked secret club for the wealthy.
Sweater is the first mobile app VC fund that allows anyone, regardless of wealth, to invest in startups.
Shape your future.


NEW YORK STOC
FINTECH TV
SWEATER AIMING TO MAKE VENTURE CAPITAL MORE ACCESSIBLE
REWIND
Daily Download
0:20

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